UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

ILA PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit — 0.8%
Bank of America Corp.
$3,000,000	5.280%	01/10/08	$3,000,000
Wells Fargo Bank
3,000,000	5.600	07/19/07	3,000,000

Total Certificates of Deposit			$6,000,000

Commercial Paper — 53.9%
Adirondack Corp.
$5,000,000	5.300%	04/25/07	$4,982,333
5,000,000	5.300	04/27/07	4,980,861
Altius I Funding Corp.
10,000,000	5.270	04/16/07	9,978,042
Amstel Funding Corp.
5,000,000	5.250	06/29/07	4,935,104
Atlantis One Funding Corp.
2,011,000	5.240	04/10/07	2,008,366
5,000,000	5.250	05/22/07	4,962,813
5,000,000	5.235	06/25/07	4,938,198
5,000,000	5.240	06/28/07	4,935,956
Austra Corp.
10,800,000	5.280	04/10/07	10,785,744
BA Credit Card Trust (Emerald)
5,000,000	5.260	04/11/07	4,992,694
5,000,000	5.250	05/17/07	4,966,458
5,000,000	5.250	05/22/07	4,962,813
5,000,000	5.250	05/23/07	4,962,083
10,000,000	5.230	06/05/07	9,905,569
3,000,000	5.240	06/06/07	2,971,180
Bank of America Corp.
10,000,000	5.170	07/05/07	9,863,569
Bavaria Trust Corp.
6,000,000	5.300	04/25/07	5,978,800
Bear Stearns & Cos., Inc.
5,000,000	5.420	04/02/07	4,999,247
12,000,000	5.170	07/02/07	11,841,453
5,000,000	5.200	07/13/07	4,925,611
Beethoven Funding Corp.
6,323,000	5.250	05/23/07	6,275,051
6,006,000	5.250	05/24/07	5,959,579
Beta Finance Corp.
5,000,000	5.220	04/20/07	4,986,225
Chariot Funding LLC
5,000,000	5.250	04/20/07	4,986,146
Citibank Credit Card Issuance Trust (Dakota Corp.)
1,000,000	5.260	04/16/07	997,808
5,000,000	5.260	04/17/07	4,988,311
5,000,000	5.250	05/18/07	4,965,729
15,000,000	5.250	05/24/07	14,884,062
5,000,000	5.240	06/08/07	4,950,511
Citigroup Funding, Inc.
5,000,000	5.265	05/10/07	4,971,481
Concord Minutemen Capital Co. LLC
4,029,000	5.210	05/04/07	4,009,758
5,000,000	5.190	05/24/07	4,961,796

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
$5,000,000	5.210%	08/02/07	$4,910,996
5,000,000	5.190	08/03/07	4,910,617
3,740,000	5.240	08/03/07	3,672,497
5,000,000	5.140	08/20/07	4,899,342
Curzon Funding LLC
5,000,000	5.255	04/20/07	4,986,133
5,000,000	5.250	06/15/07	4,945,313
6,000,000	5.240	06/20/07	5,930,133
Davis Square Funding V (Delaware) Corp.
5,000,000	5.300	04/12/07	4,991,903
Davis Square Funding VI (Delaware) Corp.
10,000,000	5.270	04/11/07	9,985,361
Fountain Square Commercial Funding Corp.
5,000,000	5.250	04/06/07	4,996,354
Galleon Capital Corp.
5,000,000	5.240	06/18/07	4,943,233
General Electric Capital Corp.
5,000,000	5.150	10/15/07	4,859,090
George Street Finance LLC
5,000,000	5.300	04/19/07	4,986,750
KLIO III Funding Corp.
10,000,000	5.230	06/06/07	9,904,117
Lake Constance Funding Ltd.
6,000,000	5.250	04/11/07	5,991,250
Landale Funding LLC
5,000,000	5.240	06/11/07	4,948,328
Legacy Capital Co. LLC
5,000,000	5.210	08/24/07	4,895,076
Lehman Brothers Holdings, Inc.
10,000,000	5.240	05/11/07	9,941,778
Liberty Street Funding Corp.
5,000,000	5.295	04/02/07	4,999,265
Monument Gardens Funding LLC
5,000,000	5.250	06/04/07	4,953,333
Morgan Stanley
10,000,000	5.180	07/02/07	9,867,622
Nieuw Amsterdam Receivables Corp.
10,000,000	5.250	04/25/07	9,965,000
6,238,000	5.240	06/20/07	6,165,362
North Sea Funding LLC
5,000,000	5.250	05/15/07	4,967,917
2,000,000	5.240	06/15/07	1,978,167
2,000,000	5.250	06/15/07	1,978,125
5,000,000	5.250	06/28/07	4,935,833
Sierra Madre Funding Ltd.
5,000,000	5.250	06/08/07	4,950,417
Simba Funding Corp.
5,326,000	5.245	05/29/07	5,280,994
5,000,000	5.235	06/26/07	4,937,471
Tulip Funding Corp.
5,000,000	5.320	04/26/07	4,981,528
5,000,000	5.310	04/30/07	4,978,612
United Parcel Service, Inc.
3,000,000	5.210	07/31/07	2,947,466

ILA PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
Variable Funding Capital Corp.
$5,000,000	5.240%	04/04/07	$4,997,817
Victory Receivables Corp.
5,000,000	5.300	04/26/07	4,981,597
Windmill Funding Corp.
5,000,000	5.210	05/04/07	4,976,121

Total Commercial Paper			$387,354,269

Master Demand Notes — 2.9%
Bank of America Securities LLC
$10,000,000	5.507%	04/25/07	$10,000,000
Merrill Lynch Mortgage Capital, Inc.
11,000,000	5.558	05/23/07	11,000,000

Total Master Demand Notes			$21,000,000

Medium Term Notes — 0.8%
Lehman Brothers Holdings, Inc.
$1,000,000	7.000%	02/01/08	$1,013,329
Wal-Mart Stores, Inc.
5,000,000	5.502	07/16/07	5,000,935

Total Medium Term Notes			$6,014,264

Variable Rate Obligations(a) — 22.0%
AIG Matched Funding Corp.
$10,000,000	5.320%	04/02/07	$10,000,000
Allstate Life Global Funding II
10,000,000	5.290	04/11/07	10,000,000
American Express Bank FSB
15,000,000	5.290	04/10/07	14,999,074
American Express Centurion Bank
5,000,000	5.320	04/18/07	5,000,799
Cancara Asset Securitization Ltd.
5,000,000	5.285	04/16/07	4,999,928
Crown Point Capital Co. LLC
5,000,000	5.270	04/05/07	4,999,735
5,000,000	5.290	06/08/07	4,999,581
Fairway Finance Corp.
5,000,000	5.280	04/02/07	4,999,873
General Electric Capital Corp.
5,000,000	5.445	04/10/07	5,000,000
10,000,000	5.280	04/24/07	10,000,000
Lehman Brothers Holdings, Inc.
5,000,000	5.460	05/21/07	5,001,945
Lexington Parker Capital Corp.
5,000,000	5.269	04/10/07	4,999,567
5,000,000	5.310	04/10/07	4,999,727
Merrill Lynch & Co., Inc.
10,000,000	5.400	04/05/07	10,000,000
5,000,000	5.570	04/11/07	5,000,000
MetLife, Inc.(b)
10,000,000	5.410	05/22/07	10,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Morgan Stanley
$5,000,000	5.360%	04/05/07	$5,000,000
Morgan Stanley
10,000,000	5.507	04/02/07	10,000,000
SunTrust Bank
5,000,000	5.290	04/02/07	5,000,021
Wachovia Asset Securitization, Inc.
6,139,247	5.310 (b)	04/25/07	6,139,247
5,000,000	5.415	06/14/07	5,000,944
Wells Fargo & Co.
2,050,000	5.370	04/10/07	2,051,710
10,000,000	5.280	04/18/07	10,000,000

Total Variable Rate Obligations			$158,192,151

Total Investments Before Repurchase Agreements			$578,560,684

Repurchase Agreements(c) — 19.5%
Citigroup Global Markets, Inc.
$5,000,000	5.530%	04/02/07	$5,000,000
Maturity Value: $5,002,304
5,000,000	5.490	04/02/07	5,000,000
Maturity Value: $5,002,288
Repurchase Agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $10,000,000 are collateralized by a single corporate issue, 0.000%, due 02/28/52. The market value of the collateral, including accrued interest, was $10,300,000.
Joint Repurchase Agreement Account II
120,400,000	5.405	04/02/07	120,400,000
Maturity Value: $120,454,230
Wachovia Capital Markets
10,000,000	5.510	04/02/07	10,000,000
Maturity Value: $10,004,592
Collateralized by various corporate issues 5.878% to 10.105%, due 05/01/10 to 03/25/30. The market value of the collateral, including accrued interest, was $10,499,516.

Total Repurchase Agreements			$140,400,000

ILA PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Total Investments — 99.9%	$718,960,684

Other Assets in Excess of Liabilities — 0.1%	$447,931

Net Assets — 100.0%	$719,408,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either London Interbank Offering Rate, Federal Funds Rate or Prime Rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2007, these securities amounted to $16,139,247 or approximately 2.2% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA MONEY MARKET PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 30.4%
Adirondack Corp.
$5,000,000	5.300%	04/25/07	$4,982,334
10,000,000	5.300	04/27/07	9,961,722
Amstel Funding Corp.
5,000,000	5.250	06/29/07	4,935,104
Atlantis One Funding Corp.
3,716,000	5.240	06/28/07	3,668,402
Bavaria Trust Corp.
5,000,000	5.300	04/25/07	4,982,334
Bear Stearns & Cos., Inc.
5,000,000	5.420	04/02/07	4,999,247
Citibank Credit Card Issuance Trust (Dakota Corp.)
10,000,000	5.250	05/25/07	9,921,250
Concord Minutemen Capital Co. LLC
5,000,000	5.190	05/24/07	4,961,796
Depfa Bank PLC
5,000,000	5.250	05/08/07	4,973,021
G Street Finance (Delaware) Corp.
5,000,000	5.270	04/25/07	4,982,433
Galleon Capital Corp.
5,000,000	5.240	06/18/07	4,943,233
George Street Finance LLC
5,000,000	5.300	04/19/07	4,986,750
KLIO III Funding Corp.
5,000,000	5.230	06/06/07	4,952,058
Landale Funding LLC
5,000,000	5.240	06/11/07	4,948,328
Nationwide Building Society
10,000,000	5.210	08/09/07	9,811,861
Nieuw Amsterdam Receivables Corp.
5,000,000	5.240	06/20/07	4,941,778
North Sea Funding LLC
5,000,000	5.250	06/28/07	4,935,833
Park Granada LLC
3,000,000	5.450	04/02/07	2,999,546
Sierra Madre Funding Ltd.
5,000,000	5.250	06/08/07	4,950,417
Victory Receivables Corp.
5,000,000	5.300	04/26/07	4,981,597

Total Commercial Paper and Corporate Obligations			$110,819,044

Certificate of Deposit — 1.9%
Bank of America, N.A.
$7,000,000	5.310%	04/02/07	$6,999,984

Certificates of Deposit-Yankeedollar — 7.7%
Depfa Bank PLC
$5,000,000	5.320%	05/08/07	$5,000,000
Deutsche Bank AG
3,000,000	5.400	11/21/07	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Norinchukin Bank NY
$10,000,000	5.335%	04/23/07	$9,999,963
Norinchukin Bank NY
5,000,000	5.320	06/01/07	5,000,042
Westpac Banking Corp.
5,000,000	5.490	08/03/07	4,999,686

Total Certificates of Deposit-Yankeedollar			$27,999,691

Master Demand Note — 1.4%
Merrill Lynch Mortgage Capital, Inc.
$5,000,000	5.558%	05/23/07	$5,000,000

Medium Term Notes — 2.2%
UBS AG Stamford
$3,000,000	5.400%	11/28/07	$3,000,000
Wal-Mart Stores, Inc.
5,000,000	5.502	07/16/07	5,000,935

Total Medium Term Notes			$8,000,935

Variable Rate Obligations(a) — 42.3%
Australia and New Zealand Banking Group Ltd.
$4,000,000	5.320%	04/23/07	$4,000,000
Bank of Ireland
20,000,000	5.320	04/20/07	20,000,000
Barclays Bank PLC
5,000,000	5.265	04/04/07	4,999,989
6,000,000	5.281	04/16/07	5,999,075
BNP Paribas SA
7,000,000	5.300	04/03/07	6,998,897
Calyon
15,000,000	5.260	04/03/07	14,997,715
Commonwealth Bank of Australia
2,000,000	5.320	04/24/07	2,000,000
General Electric Capital Corp.
15,000,000	5.445	04/10/07	15,000,000
Merrill Lynch & Co., Inc.
10,000,000	5.400	04/05/07	10,000,000
Morgan Stanley
10,000,000	5.507	04/02/07	10,000,000
New York Life Insurance Co.(b)
5,000,000	5.410	06/30/07	5,000,000
Royal Bank of Scotland Group PLC
10,000,000	5.265	04/26/07	9,997,082
Skandinaviska Enskilda Banken AB
10,000,000	5.320	04/10/07	10,000,000
Societe Generale
15,000,000	5.310	04/02/07	15,000,000
5,500,000	5.265	04/23/07	5,499,208
Svenska Handelsbanken AB
4,000,000	5.290	04/13/07	4,000,000

ILA MONEY MARKET PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Unicredito Italiano NY
$11,000,000	5.310%	06/11/07	$11,000,020

Total Variable Rate Obligations			$154,491,986

Total Investments Before Repurchase Agreements			$313,311,640

Repurchase Agreements(c) — 13.8%
Joint Repurchase Agreement Account II
$40,500,000	5.405%	04/02/07	$40,500,000
Maturity Value: $40,518,242
Wachovia Capital Markets
10,000,000	5.510	04/02/07	10,000,000
Maturity Value: $10,004,592
Collateralized by various corporate issues, 0.000% to 9.164%, due 08/05/19 to 11/13/26. The aggregate market value of the collateral, including accrued interest, was $10,499,999.

Total Repurchase Agreements			$50,500,000

Total Investments — 99.7%			$363,811,640

Other Assets in Excess of
Liabilities — 0.3%			$1,154,640

Net Assets — 100.0%			$364,966,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the London Interbank Offering Rate or the Federal Funds Rate.

(b) Security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At March 31, 2007, this security amounted to $5,000,000 or approximately 1.4% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA GOVERNMENT PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreement(a) — 100.5%
Joint Repurchase Agreement Account II
$16,600,000	5.405%	04/02/07	$16,600,000
	Maturity Value: $16,607,477

Total Investments — 100.5%			$16,600,000

Liabilities in Excess of Other Assets — (0.5)%			$(82,793)

Net Assets — 100.0%			$16,517,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY OBLIGATIONS PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(a) — 100.0%
Bank of America Securities LLC
$7,500,000	5.270%	09/18/07	$7,500,000
Maturity Value: $7,900,740
Dated: 09/18/06
Collateralized by U.S. Treasury Notes, 0.000% to 3.125%, due 05/15/07 to 11/15/08. The aggregate market value of the collateral, including accrued interest, was $7,650,089.
Bank of America Securities LLC
26,000,000	5.190	04/24/07	26,000,000
Maturity Value: $27,368,142
Dated: 04/24/06
Collateralized by U.S. Treasury Notes, 3.125% to 4.875%, due 09/15/08 to 08/15/16. The aggregate market value of the collateral, including accrued interest, was $26,520,597.
Barclays Bank PLC
20,000,000	5.120	04/02/07	20,000,000
Maturity Value: $20,008,533
Collateralized by U.S. Treasury Note, 4.250%, due 11/30/07. The market value of the collateral, including accrued interest, was $20,400,591.
Joint Repurchase Agreement Account I
349,500,000	5.148	04/02/07	349,500,000
Maturity Value: $349,649,936
Lehman Brothers Holdings, Inc.
54,600,000	5.380	04/02/07	54,600,000
Maturity Value: $54,624,479
Collateralized by U.S. Treasury Notes, 3.125% to 4.250%, due 09/15/08 to 01/15/10. The aggregate market value of the collateral, including accrued interest, was $55,695,579.
UBS Securities LLC
41,000,000	5.230	05/31/07	41,000,000
Maturity Value: $41,667,116
Dated: 02/08/07
Collateralized by U.S. Treasury STRIP, 0.000%, due 08/15/15. The market value of the collateral, including accrued interest, was $41,820,784.
UBS Securities LLC
7,500,000	5.220	01/11/08	7,500,000
Maturity Value: $7,895,850
Dated: 01/12/07
Collateralized by U.S. Treasury STRIP, 11.250%, due 02/15/15. The market value of the collateral, including accrued interest, was $7,651,083.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — (continued)
UBS Securities LLC
$38,000,000	5.220%	06/11/07	$38,000,000
Maturity Value: $38,484,880
Dated: 03/15/07
Collateralized by U.S. Treasury STRIP, 0.000%, due 08/15/14 to 02/15/16. The aggregate market value of the collateral, including accrued interest, was $38,760,598.
UBS Securities LLC
9,000,000	5.380	08/14/07	9,000,000
Maturity Value: $9,489,580
Dated: 08/15/06
Collateralized by U.S. Treasury STRIP, 0.000%, due 02/15/16. The market value of the collateral, including accrued interest, was $9,180,432.
UBS Securities LLC
9,000,000	5.320	08/13/07	9,000,000
Maturity Value: $9,481,460
Dated: 08/16/06
Collateralized by U.S. Treasury STRIP, 0.000%, due 11/15/07. The market value of the collateral, including accrued interest, was $9,184,780.
UBS Securities LLC
4,000,000	5.210	10/15/07	4,000,000
Maturity Value: $4,213,031
Dated: 10/12/06
Collateralized by U.S. Treasury STRIP, 11.250%, due 02/15/15. The market value of the collateral, including accrued interest, was $4,083,365.
UBS Securities LLC
5,000,000	5.100	04/02/07	5,000,000
Maturity Value: $5,002,125
Collateralized by U.S. Treasury Note, 11.250%, due 02/15/15. The market value of the collateral, including accrued interest, was $5,107,215.

Total Investments — 100.0%			$571,100,000

Liabilities in Excess of Other Assets			$(118,678)

Net Assets — 100.0%			$570,981,322

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

ILA TREASURY OBLIGATIONS PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

(a) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIP	— Separate Trading of Registered Interest and Principal.

ILA TREASURY INSTRUMENTS PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.5%
United States Treasury Bills
$200,000	5.095%	04/05/07	$199,887
7,800,000	5.105	04/05/07	7,795,576
4,600,000	4.970	04/12/07	4,593,014
2,000,000	5.090	04/12/07	1,996,889
1,700,000	5.095	04/12/07	1,697,353
8,500,000	5.160	04/16/07	8,482,976
800,000	5.130	04/19/07	796,737
1,000,000	4.960	04/26/07	996,556
63,500,000	5.140	04/26/07	63,273,340
6,000,000	5.040	05/24/07	5,955,480
55,000,000	4.910	06/21/07	54,392,388
44,000,000	4.920	06/21/07	43,512,920
2,000,000	4.930	06/21/07	1,977,815

Total Investments — 100.5%			$195,670,931

Liabilities in Excess of Other Assets — (0.5)%			$(949,307)

Net Assets — 100.0%			$194,721,624

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA FEDERAL PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 99.7%
Federal Farm Credit Bank(a)
$25,000,000	5.180%		04/02/07	$24,994,426
15,000,000	5.190		04/02/07	14,996,621
42,000,000	5.200		04/02/07	41,986,534
72,000,000	5.210		04/02/07	71,980,926
59,000,000	5.230		04/02/07	58,990,386
25,000,000	5.240		04/02/07	24,993,754
15,000,000	5.270		04/02/07	14,999,854
15,000,000	5.180		04/03/07	14,998,003
10,000,000	5.260		04/03/07	9,998,356
9,950,000	5.235		04/04/07	9,950,013
30,000,000	5.240		04/04/07	29,999,976
30,000,000	5.190		04/05/07	29,998,440
50,000,000	5.230		04/11/07	50,000,000
15,000,000	5.185		04/13/07	14,995,341
12,500,000	5.220		04/17/07	12,499,946
20,000,000	5.190		05/01/07	19,999,671
8,000,000	5.220		09/30/07	7,998,482
Federal Home Loan Bank
9,000,000	5.220	(a)	04/02/07	8,995,504
100,000,000	5.180	(a)	04/03/07	99,989,930
25,000,000	5.220	(a)	04/04/07	24,999,925
110,000,000	5.220	(a)	04/06/07	109,988,701
10,000,000	5.200	(a)	04/10/07	9,994,155
35,000,000	5.135		04/11/07	34,950,076
19,300,000	5.160		04/13/07	19,266,804
5,600,000	4.250		04/16/07	5,597,717
45,000,000	5.185	(a)	04/16/07	44,977,245
8,000,000	5.149		04/20/07	7,978,260
142,000,000	5.150		04/20/07	141,614,036
4,100,000	4.000		04/25/07	4,096,682
65,000,000	5.136		04/25/07	64,777,440
32,000,000	5.137		04/25/07	31,890,400
7,000,000	3.390		04/26/07	6,991,080
134,200,000	5.140		04/27/07	133,701,820
16,600,000	5.160		04/27/07	16,538,137
37,000,000	5.140		05/02/07	36,836,234
31,900,000	5.145		05/18/07	31,685,725
90,000,000	5.180	(a)	05/28/07	89,944,376
23,000,000	5.155		05/30/07	22,805,685
48,700,000	5.157		05/30/07	48,288,400
7,045,000	5.125		06/01/07	7,042,869
55,000,000	5.145		06/01/07	54,520,515
15,500,000	5.153		06/01/07	15,364,662
80,000,000	5.190	(a)	06/19/07	79,970,010
32,000,000	5.200	(a)	06/19/07	31,986,359
2,900,000	3.625		06/20/07	2,888,324
40,000,000	5.130		06/20/07	39,544,000
35,000,000	5.190	(a)	06/20/07	34,988,362
21,943,000	5.132		06/27/07	21,670,856
27,000,000	5.141		06/29/07	26,656,838
9,000,000	4.625		07/16/07	8,976,717
12,700,000	4.625		07/18/07	12,670,973
15,300,000	5.500		07/20/07	15,304,148
3,500,000	2.300		07/24/07	3,466,159

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
$13,000,000	3.060%	11/21/07	$12,829,791
7,750,000	3.085	12/21/07	7,638,545
5,500,000	5.125	01/22/08	5,492,958
15,500,000	5.400	02/25/08	15,500,000

Total Investments — 99.7%			$1,845,801,147

Other Assets in Excess of Liabilities — 0.3%			$5,852,282

Net Assets — 100.0%			$1,851,653,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill, London Interbank Offering Rate or Prime Rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 5.6%
Alabama Special Care Facilities Financing Authority VRDN RB Series 1522 (Morgan Stanley) (F1+)(a)
$4,150,000	3.690%	04/05/07	$4,150,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
4,675,000	3.680	04/05/07	4,675,000
Columbia IDB PCRB VRDN Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
3,500,000	3.800	04/02/07	3,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	3.770	04/02/07	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	3.770	04/02/07	6,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
6,900,000	3.850	04/02/07	6,900,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	3.710	04/02/07	4,600,000

			$41,125,000

Alaska — 0.8%
Alaska Industrial Development & Export Authority VRDN RB Stars Series 2007-014 (BNP Paribas) (A-1+/VMIG1)(a)
$3,000,000	3.700%	04/05/07	$3,000,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G.) (F1+)(a)
2,845,000	3.710	04/05/07	2,845,000

			$5,845,000

Arizona — 0.6%
Phoenix Civic Improvement Corp. Excise Tax VRDN RB Certificates Macon Trust Series L (FGIC) (Bank of America N.A. SPA)(VMIG1)(a)
$4,675,000	3.690%	04/05/07	$4,675,000

Arkansas — 0.8%
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley) (VMIG1)(a)
$6,289,000	3.690%	04/05/07	$6,289,000

Colorado — 0.3%
Colorado State TRANS General Funding (SP-1+) (F1+)
$2,000,000	4.500%	06/27/07	$2,003,309

District of Columbia — 0.4%
District of Columbia GO TRANS (SP-1+/MIG1)
$3,000,000	4.250%	09/28/07	$3,008,001

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — 3.7%
Citizens Property Insurance Corp. VRDN RB Municipal Securities Trust Receipts Series 2007-67 A (MBIA) (Societe Generale)(A-1+)(a)
$2,000,000	3.700%	04/05/07	$2,000,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1002 (AMBAC) (Merrill Lynch Capital Service SPA)(F1+)(a)
10,300,000	3.740	04/05/07	10,300,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC)
1,000,000	3.700	04/04/07	1,000,000
500,000	3.680	08/09/07	500,000
Jacksonville Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1+/VMIG1)
2,600,000	3.770	04/02/07	2,600,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank-Hessen Theuringen SPA) (A-1+/VMIG1)
1,000,000	3.650	05/18/07	1,000,000
Jacksonville Water & Sewer Systems VRDN RB Floaters-Series 2007-1653 (Morgan Stanley SPA) (F1+)(a)
2,000,000	3.690	04/05/07	2,000,000
Municipal Securities Trust Certificates VRDN COPS for Palm Beach County Series 5035 (AMBAC) (Branch Banking & Trust) (VMIG1)(a)
2,000,000	3.700	04/05/07	2,000,000
Palm Beach County School Board VRDN COPS Eagle Series 2007-0021 Class A (FGIC) (Bayerische Landesbank SPA) (A-1)(a)
2,000,000	3.700	04/05/07	2,000,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (Depfa Bank PLC) (A-1+/P-1)
4,000,000	3.640	05/04/07	4,000,000

			$27,400,000

Georgia — 3.9%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
$2,120,000	3.850%	04/02/07	$2,120,000
Burke County Development Authority CP Series 2006 A (AMBAC) (Rabobank)
1,000,000	3.650	07/12/07	1,000,000
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992 (A-1/VMIG1)
12,700,000	3.800	04/02/07	12,700,000
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley) (A-1)(a)
4,485,000	3.690	04/05/07	4,485,000
Georgia State GO VRDN Putters Series 2006-1420 (JPMorgan Chase & Co.) (A-1+)(a)
2,150,000	3.710	04/05/07	2,150,000
Georgia State Road & Toll Authority CP Series 2007 A (State Street Bank) (F-1+)
1,800,000	3.650	06/12/07	1,800,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas) (F1+)(a)
2,000,000	3.720	04/05/07	2,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG SPA) (A-1+)
$1,500,000	3.640%	04/05/07	$1,500,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	3.850	04/02/07	1,300,000

			$29,055,000

Idaho — 0.3%
Idaho State TANS Series 2006 (SP-1+/MIG1)
$2,000,000	4.500%	06/29/07	$2,003,763

Illinois — 5.6%
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York) (VMIG1)(a)
$6,990,000	3.690%	04/04/07	$6,990,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
4,000,000	3.700	04/05/07	4,000,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
2,850,000	3.690	04/05/07	2,850,000
Illinois Health System Evanston Hospital CP Series 1987 E (A-1+/VMIG1)
4,000,000	3.620	04/05/07	4,000,000
Illinois Health System Evanston Hospital CP Series 1992 S-A (A-1+/VMIG1)
3,500,000	3.650	06/07/07	3,500,000
Illinois Health System Evanston Hospital CP Series 1995 A (A-1+/VMIG1)
1,000,000	3.650	05/24/07	1,000,000
Illinois Health System Evanston Hospital CP Series 1995 S-A (A-1+/VMIG1)
2,000,000	3.680	07/12/07	2,000,000
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank) (F1+)(a)
6,945,000	3.710	04/05/07	6,945,000
Regional Transportation Authority VRDN RB P-Floats-PT-3871 (FGIC) (Dexia Credit Local) (F1+)(a)
5,000,000	3.710	04/05/07	5,000,000
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products) (VMIG1)(a)
4,918,500	3.690	04/05/07	4,918,500

			$41,203,500

Indiana — 1.1%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA)(ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	3.700%	04/05/07	$5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Indiana — (continued)
Indiana Toll Road Commission RB Merlots Series A-104 (Bank of New York) (A-1+)(a)
$3,210,000	3.690%	04/04/07	$3,210,000

			$8,210,000

Kansas — 0.7%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	3.700%	04/05/07	$5,000,000

Kentucky — 2.6%
Kentucky Asset/Liability Commission General Funding TRANS Series 2006 (SP-1+/MIG1)
$2,500,000	4.500%	06/28/07	$2,504,651
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 (MBIA) (Dexia Credit Local) (F1+)(a)
3,000,000	3.720	04/05/07	3,000,000
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Eagle Series 2006-53 Class A (FGIC) (Citibank N.A. SPA)(A-1+)(a)
14,000,000	3.720	04/05/07	14,000,000

			$19,504,651

Louisiana — 0.8%
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (SunTrust Bank LOC) (A-1+)
$6,000,000	3.800%	04/02/07	$6,000,000

Maryland — 0.5%
Maryland Health & Higher Education for John Hopkins CP Series 2007 B (A-1+/P-1)
$1,000,000	3.650%	07/11/07	$1,000,000
1,500,000	3.670	07/12/07	1,500,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A-1+/P-1)
1,500,000	3.620	04/04/07	1,500,000

			$4,000,000

Massachusetts — 1.8%
Enhanced Return Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1003 (FSA) (Merrill Lynch Capital Services SPA)(F1+)(a)
$8,700,000	3.730%	04/05/07	$8,700,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2005-0087 Class A (MBIA) (Landesbank Hessen-Thueringen SPA)(A-1)(a)
3,700,000	3.700	04/05/07	3,700,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts Water Resources Authority CP Series S-94 (Bayerische Landesbank LOC) (A-1+/P-1)
$1,100,000	3.660%	04/10/07	$1,100,000

			$13,500,000

Michigan — 3.7%
Detroit School District GO Student Aid Anticipation Notes Series 2006 (SP-1+)
$1,800,000	4.500%	08/21/07	$1,805,029
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(a)
13,205,000	3.710	04/05/07	13,205,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A.) (A-1+)(a)
3,000,000	3.720	04/05/07	3,000,000
Michigan State Building Authority VRDN RB P-Floats-PT 3611 (FGIC) (Depfa Bank PLC SPA) (F1+)(a)
5,000,000	3.700	04/05/07	5,000,000
Michigan State GO Series 2006 A (Depfa Bank PLC LOC) (SP-1+/MIG1)
4,600,000	4.250	09/28/07	4,612,106

			$27,622,135

Minnesota — 0.9%
Minnesota State GO Series 2006 (AAA/Aa1)
$2,000,000	5.000%	11/01/07	$2,015,869
Municipal Securities Trust Certificates VRDN RB for Minneapolis & St. Paul Series 2007-292 (AMBAC) (Bear Stearns Capital Markets)(A-1)(a)
3,000,000	3.710	04/05/07	3,000,000
University of Minnesota Special Purpose VRDN RB P-Floats-MT-368 (DePfa Bank PLC) (A-1+)(a)
1,340,000	3.710	04/05/07	1,340,000

			$6,355,869

Mississippi — 0.7%
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$4,970,000	3.690%	04/04/07	$4,970,000

Missouri — 2.3%
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$2,150,000	3.700%	04/05/07	$2,150,000
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-90 (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
2,000,000	3.700	04/05/07	2,000,000
Curators University Systems Facilities VRDN RB Series 2006 B (A-1+/VMIG1)
4,955,000	3.820	04/02/07	4,955,000
Missouri State Board of Public Buildings Special Obligations VRDN RB Putters Series 1501 (JPMorgan Chase & Co.) (VMIG1)(a)
4,300,000	3.700	04/05/07	4,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (Morgan Stanley SPA) (VMIG1)(a)
$3,281,500	3.690%	04/05/07	$3,281,500

			$16,686,500

Nebraska — 1.9%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen) (A-1)(a)
$4,000,000	3.710%	04/05/07	$4,000,000
Public Power Generation Agency VRDN RB Eagle 2007-0009 Class A (AMBAC) (Bayerische Landesbank SPA) (A-1)(a)
10,000,000	3.700	04/05/07	10,000,000

			$14,000,000

Nevada — 3.8%
Clark County GO VRDN Merlots Series 2006 C-06 (AMBAC) (Bank of New York SPA) (A-1+)(a)
$5,000,000	3.690%	04/04/07	$5,000,000
Clark County GO VRDN Merlots Series 2006 D-09 (AMBAC) (Wachovia Bank N.A SPA) (A-1+)(a)
1,970,000	3.690	04/04/07	1,970,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
6,920,000	3.720	04/05/07	6,920,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Clark County Series 2006-0146 (AMBAC) (U.S. Bank N.A.) (A-1+)(b)
2,500,000	3.600	06/06/07	2,500,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Washoe County Series 2006-0142 (MBIA) (U.S. Bank N.A.) (A-1+)(a)
1,995,000	3.710	04/05/07	1,995,000
Eclipse Funding Trust VRDN RB for Nevada Solar Eclipse for Truckee Meadows Water Series 2007-0015 (XCLA) (U.S. Bank N.A.)(A-1+)(a)
1,955,000	3.690	04/05/07	1,955,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas & Lloyds TSB Bank) (A-1+/P-1)
2,900,000	3.670	06/06/07	2,900,000
3,000,000	3.650	07/12/07	3,000,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas) (Lloyds TSB BA)
2,000,000	3.640	06/13/07	2,000,000

			$28,240,000

North Carolina — 3.9%
Charlotte-Mecklenberg Hospital Authority Healthcare Systems VRDN RB for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA)(A-1+/VMIG1)
$7,325,000	3.800%	04/02/07	$7,325,000
North Carolina Capital Facilities Finance Agency GO VRDN Floaters Series 1512 (Morgan Stanley) (VMIG1)(a)
2,000,000	3.690	04/05/07	2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen) (A-1)(a)
2,950,000	3.700	04/05/07	2,950,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 (A-1+/P-1)
$3,454,000	3.650%	09/05/07	$3,454,000
Raleigh Comb Enterprise System RB VRDN Eagle Series 2007-0010 Class A (Landesbank Hessen-Thueringen) (A-1)(a)
4,950,000	3.700	04/05/07	4,950,000
University of North Carolina CP Series 2007 A (A-1+/P-1)
1,500,000	3.650	06/11/07	1,500,000
2,000,000	3.640	07/12/07	2,000,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.720	04/05/07	5,000,000

			$29,179,000

Oregon — 3.1%
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
$22,900,000	3.680%	04/04/07	$22,900,000

Pennsylvania — 0.9%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$2,000,000	3.700%	04/05/07	$2,000,000
Delaware Valley VRDN RB Regional Financial Authority Local Government P-Floats-PT 936 (BNP Paribas SPA) (A-1+)(a)
2,995,000	3.700	04/05/07	2,995,000
Philadelphia GO TRANS Series 2006 (SP-1+/MIG1)
2,000,000	4.500	06/29/07	2,003,436

			$6,998,436

South Carolina — 0.6%
South Carolina State GO VRDN ROCS RR II R-692WF (Wells Fargo Bank) (VMIG1)(a)
$4,090,000	3.700%	04/05/07	$4,090,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas) (Dexia Credit Local LOC) (A-1+/P-1)
500,000	3.650	06/06/07	500,000

			$4,590,000

Tennessee — 3.0%
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
$1,700,000	3.670%	05/04/07	$1,700,000
1,000,000	3.670	07/09/07	1,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
16,335,000	3.650	04/05/07	16,335,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+/P-1)
1,000,000	3.700	04/04/07	1,000,000
1,500,000	3.700	05/07/07	1,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Tennessee — (continued)
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/P-1)
$1,000,000	3.620%	04/10/07	$1,000,000

			$22,535,000

Texas — 19.5%
ABN AMRO Munitops Certificates Trust VRDN GO for Texas Non-AMT Series 2006-8 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$3,000,000	3.700%	04/05/07	$3,000,000
ABN AMRO Munitops Certificates Trust VRDN GO for Texas Non-AMT Series 2007-56 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
2,170,000	3.700	04/05/07	2,170,000
City of Garland GO CP Series 2002 (Depfa Bank PLC SPA) (A-1+/P-1)
1,500,000	3.650	07/10/07	1,500,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
1,500,000	3.670	05/24/07	1,500,000
City of Houston CP Series F (Depfa Bank PLC SPA) (A-1+/P-1)
1,500,000	3.700	06/13/07	1,500,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
2,500,000	3.680	04/03/07	2,500,000
4,000,000	3.800	04/03/07	4,000,000
3,200,000	3.550	04/05/07	3,200,000
500,000	3.730	11/29/07	500,000
Dallas GO VRDN ROCS RR-II-R 667 Series 2006 (Citibank N.A.) (VMIG1)(a)
3,920,000	3.710	04/05/07	3,920,000
Ector County Independent School District GO VRDN ROCS RR-II-R-1085 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
3,000,000	3.710	04/05/07	3,000,000
Harris County CP Series 2007 A1 (Bank of Nova Scotia) (A-1+/P-1)
3,820,000	3.620	06/07/07	3,820,000
Harris County GO Metropolitain Transit Authority (Depfa Bank PLC SPA) (A-1+/P-1)
800,000	3.670	09/10/07	800,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A.) (A-1+)(a)
6,255,000	3.720	04/05/07	6,255,000
Harris County GO VRDN Floaters Series 2007-1579 (Morgan Stanley SPA) (A-1)(a)
3,000,000	3.690	04/05/07	3,000,000
Harris County Health Facilities Development VRDN RB for The Methodist Health System Series 2006 A (A-1+)
2,500,000	3.770	04/02/07	2,500,000
Harris County Metropolitain Transit Authority CP Series 2006 (Depfa Bank PLC LOC) (A-1+)
500,000	3.650	10/04/07	500,000
Houston Independent School District GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
4,820,000	3.720	04/05/07	4,820,000
Houston Utilities System VRDN RB Eagle 2006-0078 Class A (MBIA) (Bayerische Landesbank SPA) (A-1)(a)
17,650,000	3.710	04/05/07	17,650,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston Utilities Systems Revenue CP Series 2007 F (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
$1,600,000	3.670%	07/10/07	$1,600,000
Houston Utilities Systems Revenue CP Series 2007 F (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
900,000	3.700	07/12/07	900,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
2,200,000	3.650	06/26/07	2,200,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
1,800,000	3.650	06/07/07	1,800,000
Mansfield Independent School District GO VRDN Putters Series 1332 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+)(a)
4,305,000	3.720	04/05/07	4,305,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,595,000	3.710	04/05/07	5,595,000
Mesquite Independent School District GO VRDN Putters Series 2005 1033 (PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)(a)
5,245,000	3.720	04/05/07	5,245,000
Municipal Securities Trust Certificates GO VRDN Series 2007-302 (Bear Stearns Capital Markets) (VMIG1)(a)
1,850,000	3.700	04/05/07	1,850,000
Municipal Securities Trust Certificates GO VRDN Series 2007-312 Class A (Bears Stearns Capital Markets) (VMIG1)(a)
1,000,000	3.700	04/05/07	1,000,000
North East Independent School District GO VRDN Putters Series 2004-393 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,900,000	3.720	04/05/07	3,900,000
North East Independent School District GO VRDN Putters Series 2006-1395 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+)(a)
2,865,000	3.700	04/05/07	2,865,000
North Texas Tollway Authority CP Series A (Bank of America LOC) (A-1+/P-1)
500,000	3.650	08/07/07	500,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-391 (Landesbank Hessen-Thueringen) (A-1)(a)
3,190,000	3.710	04/05/07	3,190,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-397 (BNP Paribas LOC) (A-1+)(a)
2,500,000	3.720	04/05/07	2,500,000
RBC Municipal Products, Inc. Trust VRDN RB Floater Certificates for Austin Water & Wastewater Series 2006 I-4 (MBIA) (Royal Bank of Canada)(VMIG1)(a)
1,865,000	3.690	04/05/07	1,865,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA) (A-1+/P-1)
2,500,000	3.650	06/11/07	2,500,000
San Antonio Electric & Gas VRDN RB Putters Series 2005-1121 (JPMorgan Chase & Co.) (A-1+)(a)
4,395,000	3.700	04/05/07	4,395,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas A & M University CP Series B (A-1+/P-1)
$2,500,000	3.650%	07/11/07	$2,500,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
1,500,000	3.650	07/11/07	1,500,000
2,000,000	3.670	07/11/07	2,000,000
Texas State TRANS Series 2006 (SP-1+/MIG1)
8,900,000	4.500	08/31/07	8,927,770
Texas State Transportation Commision Trust Certificates VRDN RB Series 2006-7026 (Bear Sterns Capital Markets) (VMIG1)(a)
2,000,000	3.690	04/05/07	2,000,000
Texas State Transportation Commission VRDN RB Putters Series 1297 (JPMorgan Chase & Co.) (A-1+)(a)
6,115,000	3.700	04/05/07	6,115,000
University of Texas CP Series 2005 (A-1+/P-1)
3,500,000	3.650	05/31/07	3,500,000
University of Texas RB VRDN ROCS RR II R-1080 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
3,400,000	3.710	04/05/07	3,400,000
University of Texas VRDN RB P-Floats-MT-354 (Lloyds TSB Bank PLC) (F1+)(a)
2,000,000	3.710	04/05/07	2,000,000

			$144,287,770

Utah — 0.9%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
$1,300,000	3.770%	04/02/07	$1,300,000
Utah Transit Authority VRDN RB Sales Tax Merlots Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	3.690	04/04/07	5,000,000

			$6,300,000

Virginia — 0.4%
Municipal Securities Trust Certificates VRDN RB for Virginia Commonwealth Transportation Board Series 2007-5033 (Branch Banking & Trust) (VMIG1)(a)
$3,000,000	3.700%	04/05/07	$3,000,000

Washington — 4.9%
Clark County GO VRDN School District No. 119 Battleground Spears DB-148 Series 2005 (FSA) (Deutsche Bank A.G.) (F1+)(a)
$5,395,000	3.710%	04/05/07	$5,395,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA) (A-1/P-1)
1,000,000	3.620	04/04/07	1,000,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,990,000	3.690	04/04/07	4,990,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	3.720	04/05/07	12,000,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
6,330,500	3.690	04/05/07	6,330,500

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$5,000,000	3.690%	04/04/07	$5,000,000
Washington State GO VRDN ROCS-RR-II-R-9081 (FSA) (Citigroup Financial Products) (VMIG1)(a)
1,395,000	3.710	04/05/07	1,395,000

			$36,110,500

Wisconsin — 1.3%
Wisconsin State CP Series 2006 A (State Street Bank SPA) (Cal Teacher’s Retirement System) (A-1+/P-1)
$2,000,000	3.630%	04/04/07	$2,000,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(a)
7,500,000	3.720	04/05/07	7,500,000

			$9,500,000

Other Tax-Exempt Securities — 16.7%
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P PSF-GTD (AMBAC/FGIC/FSA/MBIA) (JPMorgan Chase & Co.) (F1+) (a)
$14,850,000	3.850%	04/05/07	$14,850,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P PSF-GTD (FGIC/FSA/XCLA) (JPMorgan Chase & Co.) (F1+)(a)
10,845,000	3.850	04/05/07	10,845,000
JPMorgan Chase & Co. VRDN RB Putters-Series 1751P PSF-GTD (MBIA/FGIC/FSA/AMBAC) (JPMorgan Chase & Co.) (F1+) (a)
3,940,000	3.870	04/05/07	3,940,000
JPMorgan Chase & Co. VRDN RB Putters-Series 2006-1633P PSF-GTD (AMBAC/FGIC/FSA/XLCA) (JPMorgan Chase & Co.) (F1+)(a)
5,865,000	3.850	04/05/07	5,865,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA, MBIA, XLCA) (Merrill Lynch Capital Services)(F1+)(a)
23,580,000	3.850	04/05/07	23,580,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services) (F1+)(a)
28,428,000	3.850	04/05/07	28,428,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (FGIC, AMBAC, FSA, MBIA & PSF-GTD) (Merrill Lynch Capital Services) (F1+)(a)
35,885,000	3.850	04/05/07	35,885,000

			$123,393,000

Total Investments — 98.0%			$725,490,434

Other Assets in Excess of Liabilities — 2.0%			$15,060,981

Net Assets — 100.0%			$740,551,415

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2007, these securities amounted to $487,322,500 or approximately 66.3% of net assets.

(b) Security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At March 31, 2007, this security amounted to $2,500,000 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — 97.0%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	3.550%	04/05/07	$13,700,000
ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA)(VMIG1)(a)
9,950,000	3.650	04/05/07	9,950,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005 (AMBAC) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.660	04/05/07	5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN Amro Bank N.V. SPA) (F1+)(a)
12,000,000	3.660	04/05/07	12,000,000
Calabasas COPS Floaters Series 1541 (AMBAC) (Morgan Stanley Municipal) (A-1)(a)
4,980,000	3.640	04/05/07	4,980,000
California Educational Facilities Authority VRDN RB Eagle Series 2006-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
5,825,000	3.690	04/05/07	5,825,000
California Educational Facilities Authority VRDN RB for STARS Series 2006-146 (BNP Paribas SPA) (VMIG1)(a)
8,755,000	3.650	04/05/07	8,755,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA)(VMIG1)(a)
7,000,000	3.640	04/05/07	7,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 1998-26 (FSA) (Morgan Stanley SPA)(A-1)(a)
3,000,000	3.640	04/05/07	3,000,000
California Health Facilities Financing Authority VRDN RB for Adventist Health Systems Series 2002 A (Wachovia Bank N.A. LOC)(VMIG1)
1,700,000	3.630	04/02/07	1,700,000
California Health Facilities Financing Authority VRDN RB for Adventist Insured Hospital Series 1998 A (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
1,100,000	3.680	04/02/07	1,100,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,000,000	3.600	04/04/07	1,000,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
11,215,000	3.550	04/04/07	11,215,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2004 B (A-1+/VMIG1)
7,100,000	3.680	04/02/07	7,100,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,200,000	3.610	04/02/07	1,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank/Westdeutsche Landesbank LOC) (A-1+/VMIG1)
2,600,000	3.650	04/02/07	2,600,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-6 (State Street Corp. LOC) (A-1+/VMIG1)
2,175,000	3.610	04/02/07	2,175,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-2 (BNP Paribas LOC) (A-1+/VMIG1)
$3,500,000	3.700%	04/02/07	$3,500,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-3 (Bank of New York LOC) (A-1+/VMIG1)
3,515,000	3.550	04/02/07	3,515,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-1 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
1,800,000	3.610	04/02/07	1,800,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-3 (Bank of New York/California Public Employees Retirement System LOC) (VMIG1)
3,050,000	3.680	04/02/07	3,050,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-4 (Bank of America N.A. LOC) (A-1+/VMIG1)
3,600,000	3.680	04/02/07	3,600,000
California State Economic Recovery VRDN RB Series 2004 C-2 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,300,000	3.650	04/02/07	1,300,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
7,100,000	3.550	04/02/07	7,100,000
California State Economic Recovery VRDN RB Series 2004 C-9 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
2,560,000	3.550	04/02/07	2,560,000
California State GO VRDN P-Floats-PT 1555 (FGIC-TCRS) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,300,000	3.660	04/05/07	5,300,000
California State University VRDN RB P-Floats-PT-2660 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,165,000	3.660	04/05/07	5,165,000
California State University VRDN RB Putters Series 2006-1435 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	3.650	04/05/07	1,000,000
California Statewide Communities Development Authority RB TANS for San Bernadino County Series 2006 A-5 (SP-1+/MIG1)
2,000,000	4.500	06/29/07	2,004,378
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2002 (A-1+/P-1)
3,120,000	3.650	04/02/07	3,120,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2001 A (A-1)
5,000,000	3.520	05/01/07	5,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
400,000	3.600	04/04/07	400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
5,200,000	3.600	04/04/07	5,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (A-1)
4,800,000	3.550	04/04/07	4,800,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
$5,800,000	3.550%	04/04/07	$5,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
1,000,000	3.600	04/04/07	1,000,000
California Statewide Communities Development Authority VRDN RB Putters Series 2006-1425 (JPMorgan Chase & Co. SPA)(A-1+)(a)
4,895,000	3.650	04/05/07	4,895,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,900,000	3.540	04/05/07	1,900,000
City of Los Angeles TRANS (SP-1+/MIG1)
5,000,000	4.500	06/29/07	5,008,875
Contra Costa County TRANS RB Series 2006 A (SP-1+/MIG1)
5,275,000	4.500	12/11/07	5,309,644
East Bay Municipal Utility District CP (JP Morgan Chase & Co.) (A-1+/P-1)
1,400,000	3.520	06/07/07	1,400,000
East Bay Municipal Utility District Water Systems VRDN RB Floaters Series 1414 (MBIA) (Morgan Stanley SPA) (A-1)(a)
4,925,000	3.640	04/05/07	4,925,000
East Bay Municipal Utility District Water Systems VRDN RB for Eagle Series 206-0080 Class A (MBIA) (Citibank N.A. SPA)(A-1+)(a)
3,000,000	3.690	04/05/07	3,000,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,490,000	3.660	04/05/07	3,490,000
Grossmont-Cuyamaca Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
3,000,000	3.640	04/05/07	3,000,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC LOC) (VMIG1)
14,100,000	3.570	04/04/07	14,100,000
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1710P (FSA) (MBIA) (AMBAC) (JPMorgan Chase LOC) (F1+)(a)
23,925,000	3.750	04/05/07	23,925,000
Lehman Municipal Trust Receipts Metropolitan Water District VRDN Series 2003 K81 (VMIG1)(a) (Lehman SPA)
4,000,000	3.670	04/04/07	4,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
3,861,000	3.570	04/05/07	3,861,000
Los Angeles County Housing Authority Multifamily Housing VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
1,500,000	3.570	04/05/07	1,500,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC LOC) (A-1+)
5,700,000	3.560	04/03/07	5,700,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Helaba SPA) (A-1)(a)
3,200,000	3.680	04/05/07	3,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-3 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/VMIG1)
$1,675,000	3.560%	04/05/07	$1,675,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1)(a)
3,275,000	3.640	04/05/07	3,275,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-6 (Royal Bank of Canada/California State Teachers Retirement/California Public Employees Retirement System LOC) (A-1+/VMIG1)
500,000	3.680	04/02/07	500,000
Los Angeles Department Water & Power Waterworks VRDN RB Subseries 2001 B-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
6,900,000	3.610	04/02/07	6,900,000
Los Angeles Municipal Improvement Corp. CP Series 2004 (Bank of America N.A. LOC) (A-1+/P-1)
5,000,000	3.530	04/05/07	5,000,000
1,500,000	3.550	07/09/07	1,500,000
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
3,000,000	3.500	04/05/07	3,000,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,100,000	3.690	04/05/07	5,100,000
Los Angeles Unified School District GO VRDN Floater Series 2006-1542 (FGIC) (Morgan Stanley SPA) (A-1)(a)
1,617,500	3.640	04/05/07	1,617,500
Los Angeles Unified School District GO VRDN Putters Series 2006-1558 (FGIC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,460,000	3.650	04/05/07	2,460,000
Los Angeles Unified School District TRANS GO Series 2006 (SP-1+/MIG1)
5,000,000	4.500	12/03/07	5,032,747
Los Angeles Wastewater Systems VRDN RB Eagle Series 2003-0033 A (FSA) (Citibank N.A. SPA) (A-1+)(a)
2,870,000	3.690	04/05/07	2,870,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 72005-3003 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,500,000	3.690	04/05/07	3,500,000
Los Angeles Water & Power VRDN RB Subseries 2001 B-5 (Royal Bank of Canada/California Teachers Retirement/California Pulic Employees Retirement System LOC) (A-1+/VMIG1)
3,000,000	3.540	04/05/07	3,000,000
Manteca Redevelopment Agency Tax Allocation VRDN RB Series 2005 (XLCA) (State Street Corp. SPA) (A-1+)
14,560,000	3.690	04/02/07	14,560,000
Manteca Redevelopment Agency VRDN RB Series 1423 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
5,600,000	3.640	04/05/07	5,600,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (BNP Paribas SPA)(A-1+/VMIG1)
3,800,000	3.650	04/02/07	3,800,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA)(A-1+/VMIG1)
$7,350,000	3.630%	04/02/07	$7,350,000
MSR Public Power Agency VRDN RB for San Juan Project ROCS RR-II-R 335 Series 2005 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
4,045,000	3.680	04/05/07	4,045,000
Municipal Security Trust Certificates VRDN RB for Bay Area Infrastructure Series 2006-287 (FGIC) (Bear Stearns)(VMIG1)(a)
3,000,000	3.650	04/05/07	3,000,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (Bank of America SPA) (A-1+/VMIG1)
2,510,000	3.670	04/02/07	2,510,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA)(F1+)(a)
6,605,000	3.660	04/05/07	6,605,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats-PT 2873 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA)(A-1+)(a)
6,035,000	3.660	04/05/07	6,035,000
Orange County Apartment Development VRDN RB for Hidden Hills Series 1985 C (FHLMC) (VMIG1)
1,400,000	3.560	04/03/07	1,400,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC LOC) (VMIG1)
3,000,000	3.560	04/03/07	3,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+)
2,230,000	3.570	04/05/07	2,230,000
Orange County Apartment Development VRDN RB for Seaside Meadows Series 1984 C (FHLMC) (VMIG1)
1,900,000	3.550	04/05/07	1,900,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC) (A-1+)
4,635,000	3.570	04/04/07	4,635,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,400,000	3.570	04/05/07	9,400,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
1,500,000	3.640	04/05/07	1,500,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,615,000	3.660	04/05/07	8,615,000
Rancho Santiago Community College District VRDN Merlots Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	3.670	04/05/07	5,000,000
Roseville Unified School District GO ROCS RR III-R 2199 Series 2005 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
7,155,000	3.680	04/05/07	7,155,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JPMorgan Chase & Co. SPA)(A-1+)(a)
3,995,000	3.650	04/05/07	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB Eagle Series 2004-0037 Class A (AMBAC) (Citibank N.A. SPA)(A-1)(a)
4,000,000	3.690	04/05/07	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
$16,600,000	3.570%	04/05/07	$16,600,000
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1+/P-1)
2,000,000	3.500	04/03/07	2,000,000
5,000,000	3.450	05/03/07	5,000,000
11,500,000	3.570	05/10/07	11,500,000
6,500,000	3.570	07/13/07	6,500,000
San Diego Unified School District GO TRANS Series 2006 A (SP-1+/MIG1)
2,000,000	4.500	07/24/07	2,004,808
San Diego Unified School District GO TRANS Series 2006-1499 (FSA) (Morgan Stanley SPA) (A-1)(a)
3,500,000	3.640	04/05/07	3,500,000
San Francisco Transportation CP Series 2006 A (Landesbank Baden-Wurttemberg SPA) (A-1+/P-1)
7,500,000	3.450	04/11/07	7,500,000
San Franciso Public Utilities Commission Wastewater CP (BNP Paribas) (A-1/P-1)
5,040,000	3.550	06/06/07	5,040,000
San Jose Financing Authority Lease VRDN RB Putters Series 1280Z (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,095,000	3.650	04/05/07	3,095,000
University of California Regents Medical Center VRDN RB Putters Series 2007-1689 (MBIA) (JPMorgan Chase & Co. SPA)(VMIG1)(a)
2,500,000	3.650	04/05/07	2,500,000
University of California VRDN RB Floater Certificates Series 2001-479 (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
1,150,000	3.640	04/05/07	1,150,000
University of California VRDN RB Floaters Series 2005-1198 (FSA) (Morgan Stanley) (A-1)(a)
2,000,000	3.640	04/05/07	2,000,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,525,000	3.660	04/05/07	6,525,000
University of California VRDN RB Putters Series 2005-1139 (FGIC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	3.650	04/05/07	3,005,000
University of California VRDN RB Putters Series 2007-1671 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,565,000	3.650	04/05/07	2,565,000
University of California VRDN RB ROCS RR II-R 449 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
3,750,000	3.680	04/05/07	3,750,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA)(F1+)(a)
5,825,000	3.660	04/05/07	5,825,000

			$494,518,952

Puerto Rico — 2.3%
Commonwealth of Puerto Rico TRANS Series 2006 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao and Banco Santand LOC) (SP-1+/MIG1)
$11,665,000	4.500%	07/30/07	$11,699,775

Total Investments — 99.3%			$506,218,727

Other Assets in Excess of Liabilities — 0.7%			$3,644,862

Net Assets — 100.0%			$509,863,589

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2007, these securities amounted to $226,662,500 or approximately 44.5% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
TSB	— The Trustee Savings Bank
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — 98.4%
ABN AMRO Munitops Certificates VRDN RB Non- AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
$3,000,000	3.680%	04/05/07	$3,000,000
Austin Certificates VRDN RB for Bank of America Series 2007-128 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	3.700	04/05/07	1,000,000
Battery Park City Authority VRDN RB P-Floats-PT 2057 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,310,000	3.690	04/05/07	3,310,000
Eclipse Funding Trust VRDN RB for Port Authority of New York & New Jersey Solar Eclipse Series 2006-0016 (XLCA) (U.S. Bank N.A)(VMIG1)(a)
4,975,000	3.670	04/05/07	4,975,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/VMIG1)
4,520,000	3.600	04/04/07	4,520,000
Hudson Yards Infrastructure Corp. VRDN RB Eagle Series 2007-0030 Class A (FGIC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,000,000	3.700	04/05/07	4,000,000
Hudson Yards Infrastructure Corp. VRDN RB Putters Series 1667T (FGIC) (JPMorgan Chase & Co.) (A-1+)(a)
4,350,000	3.690	04/05/07	4,350,000
Jay Street Development Corp. Certificates Facility Lease VRDN RB for Jay Street Project Series 2003 A-4 (Depfa Bank PLC LOC)(A-1+/VMIG1)(b)
310,000	3.740	04/02/07	310,000
Lehman Municipal Trust Receipts VRDN RB for Dormitory Trust Series 2006-P44U (Lehman Brothers Holdings, Inc.) (A-1/VMIG1)(a)
8,600,000	3.640	04/04/07	8,600,000
Lehman Municipal Trust Receipts VRDN RB Trust Series 2006-P106 (AMBAC) (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
2,000,000	3.640	04/04/07	2,000,000
Long Island Power Authority Electric System VRDN RB Putter Series 1386 (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,595,000	3.690	04/05/07	1,595,000
Long Island Power Authority Electric System VRDN RB ROCS RR II R-715 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
2,500,000	3.700	04/05/07	2,500,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B RMKT 05/23/03 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
3,000,000	3.750	04/02/07	3,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B RMKT 05/23/03 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
2,700,000	3.760	04/02/07	2,700,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.710	04/05/07	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-6023 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.710	04/05/07	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
3,595,000	3.680	04/04/07	3,595,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Metropolitan Transportation Authority VRDN RB Putters Series 2007-1747 (MBIA) (PNC Bank N.A.) (A-1)(a)
$4,000,000	3.690%	04/05/07	$4,000,000
Metropolitan Transportation Authority VRDN RB Subseries 2005 G-2 (BNP Paribas LOC) (A-1+/VMIG1)
4,440,000	3.790	04/02/07	4,440,000
Municipal Assistance Corp. for the City of New York Series 1997 H (AAA)
1,500,000	6.250	07/01/07	1,509,273
Municipal Securities Trust Certificates VRDN RB Series 2000-109 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
10,900,000	3.720	04/02/07	10,900,000
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JPMorgan Chase & Co. SPA) (A-1+)
4,600,000	3.750	04/02/07	4,600,000
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA) (Dexia Credit Local SPA) (A-1+)
4,165,000	3.640	04/05/07	4,165,000
New York City GO VRDN J Subseries 1996 J3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
2,100,000	3.650	04/04/07	2,100,000
New York City GO VRDN Putters Series 2006-1341 (MBIA-IBC) (JPMorgan Chase & Co. LOC) (A-1+)(a)
1,825,000	3.690	04/05/07	1,825,000
New York City GO VRDN Spears Series 2005-172 (CIFG) (Deutsche Bank AG LOC) (F1+)(a)
1,900,000	3.670	04/05/07	1,900,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
1,865,000	3.690	04/05/07	1,865,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A.)(A-1+)(a)
5,000,000	3.700	04/05/07	5,000,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)(a)
3,890,000	3.710	04/05/07	3,890,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,500,000	3.750	04/02/07	1,500,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 2853 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,275,000	3.690	04/05/07	5,275,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
7,205,000	3.650	04/05/07	7,205,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	3.690	04/05/07	5,835,000
New York Convention Center Development Corp. VRDN RB Floaters Series 2006-1007 (AMBAC) (Bank of New York SPA) (A-1+)(a)
8,900,000	3.670	04/05/07	8,900,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York Local Government Assistance Corp. VRDN RB Floating Rate Receipts Series 1997 SG-99 (AMBAC) (Societe Generale SPA)(A-1+)(a)
$1,250,000	3.670%	04/05/07	$1,250,000
New York Local Government Assistance Corp. VRDN RB for P-Floats-PT 3451 Series 2006 (MBIA-IBC) (Dexia Credit Local LOC) (F1+)(a)
5,000	3.670	04/05/07	5,000
New York Local Government Assistance Corp. VRDN RB Refunding Series 2003 A-2 (AAA)
1,500,000	5.000	04/01/07	1,500,058
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)(a)
6,480,000	3.690	04/05/07	6,480,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (A-1+)
2,000,000	3.500	04/04/07	2,000,000
New York State Dormitory Authority CP for Cornell University Series 2005 (A-1+/P-1)
4,755,000	3.630	08/08/07	4,755,000
4,000,000	3.630	08/09/07	4,000,000
New York State Dormitory Authority RB Non State Supported Debt for Cornell University Series 2006 A (AA+)
1,250,000	4.500	07/01/07	1,252,439
New York State Dormitory Authority VRDN RB Floaters Series 1535 (Morgan Stanley) (F1+)(a)
7,965,000	3.680	04/05/07	7,965,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,200,000	3.750	04/02/07	3,200,000
New York State Dormitory Authority VRDN RB for Eagle 2006-0025 Class A Series 2006 (Citibank N.A.) (A-1+)(a)
3,000,000	3.710	04/05/07	3,000,000
New York State Dormitory Authority VRDN RB for Long Island University Series 2006 (CIFG) (Dexia Credit Local SPA) (A-1+/VMIG1)
17,900,000	3.790	04/02/07	17,900,000
New York State Dormitory Authority VRDN RB for P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,795,000	3.690	04/05/07	5,795,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
4,603,000	3.600	04/04/07	4,603,000
New York State Dormitory Authority VRDN RB Merlots Series 2000 G (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,000,000	3.680	04/04/07	4,000,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA)(VMIG1)(a)
2,470,000	3.700	04/05/07	2,470,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 1424 (Morgan Stanley) (A-1)(a)
10,000,000	3.680	04/05/07	10,000,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank/Landesbank Hessen-Thueringen LOC)
3,000,000	3.630	07/11/07	3,000,000
3,000,000	3.670	07/11/07	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA)(A-1)(a)
$5,370,000	3.680%	04/04/07	$5,370,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking ROCS RR II R 7031 (Citigroup Financial Products)(VMIG1)(a)
4,795,000	3.700	04/05/07	4,795,000
New York State GO VRDN Series 2000 B (Dexia Credit Local LOC) (A-1+/VMIG1)
980,000	3.580	07/12/07	980,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
14,400,000	3.640	04/04/07	14,400,000
New York State Housing Finance Agency VRDN RB for North End Remarked 11/09/06 (FNMA) (VMIG1)
14,600,000	3.650	04/04/07	14,600,000
New York State Local Assistance Corp. VRDN RB Series 1994 B (Westdetsche Landesbank/Bayerische Landesbank LOC) (A-1+/VMIG1)
2,800,000	3.590	04/04/07	2,800,000
New York State Local Government Assistance Corp. VRDN RB P-Floats-PT 410 Series 2000 (FGIC) (Lloyds TSB Bank PLC SPA) (A-1+)(a)
8,000,000	3.690	04/05/07	8,000,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA)
(A-1/P-1)

5,000,000	3.580	04/04/07	5,000,000
7,425,000	3.550	04/05/07	7,425,000
New York State Thruway Authority VRDN RB P-Floats-PA 1328 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
7,550,000	3.690	04/05/07	7,550,000
New York State Thruway Authority VRDN RB Series 2005 CL-A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.710	04/05/07	3,000,000
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,335,000	3.600	04/04/07	1,335,000
Orange County GO VRDN Series 2005-885 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,195,000	3.690	04/05/07	1,195,000
Port Authority of New York & New Jersey VRDN RN for Putters Series 1546 (JPMorgan Chase & Co.) (A-1+)(a)
2,000,000	3.690	04/05/07	2,000,000
Port Jefferson Union Free School District TANS (MIG1)
3,250,000	4.500	06/29/07	3,255,750

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/VMIG1)
$3,200,000	3.640%	04/05/07	$3,200,000
Suffolk County TANS (SP-1+/MIG1)
5,500,000	4.250	08/16/07	5,513,400
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America N.A. SPA) (VMIG1)
4,000,000	3.620	04/05/07	4,000,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2005 B (XCLA) (HSBC Bank N.A. SPA) (VMIG1)
3,000,000	3.620	04/05/07	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2006-1449 (Morgan Stanley SPA) (F1+)(a)
3,900,000	3.680	04/05/07	3,900,000

			$321,858,920

Puerto Rico — 0.9%
Commonwealth of Puerto Rico TRANS Series 2006 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao and Banco Santand LOC) (SP-1+/MIG1)
$3,000,000	4.500%	07/30/07	$3,009,331

Total Investments — 99.3%			$324,868,251

Other Assets in Excess of Liabilities — 0.7%			$2,324,177

Net Assets — 100.0%			$327,192,428

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2007, these securities amounted to $175,090,000 or approximately 53.4% of net assets.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— CDC IXIS Financial Guarantee
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

ILA PORTFOLIOS

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income including amortization of premiums or accretion of discounts until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

Portfolio Concentrations — As a result of certain Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2007, the ILA Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I, which equaled $349,500,000 in principal amount.

REPURCHASE AGREEMENTS
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	5.13%	04/02/07	$500,213,750

Barclays Capital PLC	580,000,000	5.12	04/02/07	580,247,467

Barclays Capital PLC	500,000,000	5.16	04/02/07	500,215,000

Bear Stearns	750,000,000	5.15	04/02/07	750,321,875

Deutsche Bank Securities, Inc.	346,600,000	5.13	04/02/07	346,148,172

Deutsche Bank Securities, Inc.	500,000,000	5.15	04/02/07	500,214,583

JPMorgan Securities, Inc.	1,500,000,000	5.16	04/02/07	1,500,645,000

Merrill Lynch	750,000,000	5.15	04/02/07	750,321,875

Morgan Stanley	493,000,000	5.15	04/02/07	493,211,579

TOTAL	$5,919,600,000			$5,921,539,301

ILA PORTFOLIOS

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

At March 31, 2007, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.000%, due 04/12/07 to 09/06/07; U.S. Treasury Bonds 7.500% to 13.250%, due 08/15/13 to 01/15/16; U.S. Treasury Bonds Callable, 0.000%, due 11/15/14; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/07 to 02/15/37; U.S. Treasury Notes, 2.750% to 6.500%, due 05/15/07 to 02/15/17 and U.S. Treasury Principal-Only Stripped Securities, 0.000% to 11.250%, due 05/15/07 to 02/15/37. The aggregate market value of the collateral, including accrued interest, was $6,499,420,752.

At March 31, 2007, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

ILA Prime Obligations	$120,400,000

ILA Money Market	40,500,000

ILA Government	16,600,000

REPURCHASE AGREEMENTS
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,000,000,000	5.42%	04/02/07	$2,000,903,333

Barclays Capital PLC	850,000,000	5.39	04/02/07	850,381,792

Barclays Capital PLC	700,000,000	5.43	04/02/07	700,316,750

Barclays Capital PLC	160,000,000	5.45	04/02/07	160,072,667

Bear Stearns	500,000,000	5.40	04/02/07	500,225,000

Citigroup Global Markets, Inc.	1,500,000,000	5.40	04/02/07	1,500,675,000

Deutsche Bank Securities, Inc.	2,000,000,000	5.40	04/02/07	2,000,900,000

Deutsche Bank Securities, Inc.	900,000,000	5.42	04/02/07	900,406,500

Greenwich Capital Markets	550,000,000	5.40	04/02/07	550,247,500

Merrill Lynch	500,000,000	5.39	04/02/07	500,224,583

UBS Securities LLC	900,000,000	5.38	04/02/07	900,403,500

Wachovia Capital Markets	250,000,000	5.40	04/02/07	250,112,500

TOTAL	$10,810,000,000			$10,814,869,125

At March 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.100% to 5.250%, due 12/27/07 to 10/14/11; Federal Home Loan Mortgage Association, 3.500% to 8.500%, due 04/01/08 to 02/01/47; Federal National Mortgage Association, 0.000% to 16.000%, due 04/02/07 to 02/01/47; Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 03/20/37 and U.S. Treasury Note, 4.750%, due 02/28/09. The aggregate market value of the collateral, including accrued interest, was $11,050,210,239.

Subsequent Event — At a meeting held on February 8, 2007, the Board of Trustees of the Trust approved a proposal to liquidate the ILA Government Portfolio pursuant to a board-approved Plan of Liquidation. The liquidation was completed on April 16, 2007 as of the close of business on April 13, 2007.

Additional information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.